INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
Intangible assets - purchased technology, gross	$ 29,229	$ 29,229
Intangible assets - purchased technology, accumulated amortization	29,229	29,229
Intangible assets - purchased technology, net